Retirement Benefit Plans - Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of defined benefit plans [abstract]
Current service cost	$ 123.3		$ 135.6	$ 137.7
Net interest expense	81.6		124.0	144.1
Components of defined benefit costs recognized in profit or loss	204.9		259.6	281.8
Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	(139.2)		(124.4)	(71.3)
Actuarial loss (gain) arising from experience adjustments	494.1		(438.0)	334.7
Actuarial gain arising from changes in demographic assumptions			(233.2)
Actuarial loss arising from changes in financial assumptions	3,161.9		541.7	597.8
Components of defined benefit costs recognized in other comprehensive income	3,516.8	$ 125.2	(253.9)	861.2
Total	$ 3,721.7		$ 5.7	$ 1,143.0